Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2020

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 100.07%

Lord Abbett Developing Growth Fund, Inc. - Class I*(c)	4,451,712	$135,777
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I*(d)	3,438,384	67,324
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	8,308,945	132,860
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(d)	3,755,070	68,417
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	8,915,578	134,001
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(d)	7,707,181	134,722

Total Investments in Underlying Funds (cost $743,574,169)		673,101

Liabilities in Excess of Cash and Other Assets (0.07)%		(460)

Net Assets 100.00%		$672,641

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$673,101	$—	$—	$673,101
Total	$673,101	$—	$—	$673,101

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - DURABLE GROWTH FUND July 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.27%

Aerospace & Defense 0.34%

CAE, Inc. (Canada)(a)	53,155	$794

Automobiles 0.68%

Tesla, Inc.*	1,097	1,570

Banks 0.75%

First Republic Bank	15,446	1,737

Beverages 2.37%

Brown-Forman Corp. Class B	21,549	1,494
Coca-Cola Co. (The)	59,711	2,821
PepsiCo, Inc.	8,553	1,177
Total		5,492

Biotechnology 4.09%

AbbVie, Inc.	37,198	3,531
Amgen, Inc.	11,173	2,734
Immunomedics, Inc.*	24,164	1,020
Vertex Pharmaceuticals, Inc.*	8,125	2,210
Total		9,495

Capital Markets 0.82%

Moody’s Corp.	6,728	1,893

Chemicals 0.76%

Air Products and Chemicals, Inc.	6,177	1,770

Construction Materials 0.77%

Vulcan Materials Co.	15,249	1,791

Containers & Packaging 0.94%

Avery Dennison Corp.	9,101	1,031
Ball Corp.	15,558	1,146
Total		2,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - DURABLE GROWTH FUND July 31, 2020

Investments	Shares	Fair Value (000)
Entertainment 2.20%

Netflix, Inc.*	8,358	$4,086
Walt Disney Co. (The)	8,766	1,025
Total		5,111

Equity Real Estate Investment Trusts 1.99%

American Tower Corp.	9,678	2,530
SBA Communications Corp.	6,668	2,077
Total		4,607

Food & Staples Retailing 0.86%

Walmart, Inc.	15,343	1,985

Health Care Equipment & Supplies 5.02%

Align Technology, Inc.*	5,921	1,740
Boston Scientific Corp.*	38,199	1,473
Danaher Corp.	13,597	2,771
DexCom, Inc.*	3,519	1,533
Intuitive Surgical, Inc.*	3,775	2,587
West Pharmaceutical Services, Inc.	5,700	1,533
Total		11,637

Health Care Providers & Services 1.41%

Anthem, Inc.	4,374	1,198
Centene Corp.*	31,771	2,073
Total		3,271

Hotels, Restaurants & Leisure 1.15%

Chipotle Mexican Grill, Inc.*	2,303	2,660

Household Products 0.38%

Church & Dwight Co., Inc.	9,127	879

Industrial Conglomerates 1.62%

Honeywell International, Inc.	10,428	1,558
Roper Technologies, Inc.	5,084	2,198
Total		3,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - DURABLE GROWTH FUND July 31, 2020

Investments	Shares	Fair Value (000)
Information Technology Services 9.91%

Fidelity National Information Services, Inc.	20,000	$2,926
Genpact Ltd.	49,182	1,959
Global Payments, Inc.	10,029	1,785
Mastercard, Inc. Class A	20,488	6,321
PayPal Holdings, Inc.*	28,919	5,670
Twilio, Inc. Class A*	3,920	1,088
Visa, Inc. Class A	16,987	3,234
Total		22,983

Insurance 0.59%

RenaissanceRe Holdings Ltd.	7,640	1,378

Interactive Media & Services 10.50%

Alphabet, Inc. Class A*	7,245	10,780
Facebook, Inc. Class A*	43,152	10,946
IAC/InterActiveCorp*	7,968	1,055
Match Group, Inc.*	15,274	1,569
Total		24,350

Internet & Direct Marketing Retail 9.59%

Amazon.com, Inc.*	7,030	22,248

Machinery 0.91%

Stanley Black & Decker, Inc.	13,753	2,109

Multi-Line Retail 0.76%

Dollar Tree, Inc.*	18,994	1,773

Oil, Gas & Consumable Fuels 0.45%

Pioneer Natural Resources Co.	10,893	1,056

Pharmaceuticals 3.44%

AstraZeneca plc ADR	36,397	2,030
Bristol-Myers Squibb Co.	36,369	2,133
Zoetis, Inc.	25,095	3,807
Total		7,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - DURABLE GROWTH FUND July 31, 2020

Investments	Shares	Fair Value (000)
Professional Services 0.88%

CoStar Group, Inc.*	2,394	$2,034

Road & Rail 2.41%

J.B. Hunt Transport Services, Inc.	16,312	2,111
Norfolk Southern Corp.	7,540	1,449
Old Dominion Freight Line, Inc.	11,066	2,023
Total		5,583

Semiconductors & Semiconductor Equipment 6.79%

Analog Devices, Inc.	19,792	2,273
Lam Research Corp.	5,635	2,125
NVIDIA Corp.	10,623	4,510
NXP Semiconductors NV (Netherlands)(a)	11,353	1,334
QUALCOMM, Inc.	32,445	3,427
Xilinx, Inc.	19,270	2,069
Total		15,738

Software 15.31%

DocuSign, Inc.*	7,561	1,639
Microsoft Corp.	90,398	18,533
RingCentral, Inc. Class A*	13,141	3,814
salesforce.com, Inc.*	25,444	4,958
ServiceNow, Inc.*	8,243	3,620
Splunk, Inc.*	13,992	2,936
Total		35,500

Specialty Retail 2.97%

Burlington Stores, Inc.*	14,353	2,699
Home Depot, Inc. (The)	7,145	1,897
O’Reilly Automotive, Inc.*	4,827	2,304
Total		6,900

Technology Hardware, Storage & Peripheral 7.15%

Apple, Inc.	39,019	16,585

Textiles, Apparel & Luxury Goods 1.46%

NIKE, Inc. Class B	34,586	3,376
Total Common Stocks (cost $197,080,415)		230,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - DURABLE GROWTH FUND July 31, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.41%

Repurchase Agreement

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $892,800 of U.S. Treasury Note at 2.25% due 4/30/2024; value: $967,153; proceeds: $948,141 (cost $948,141)	$948	$948

Total Investments in Securities 99.68% (cost $198,028,556)		231,156

Other Assets in Excess of Liabilities 0.32%		733

Net Assets 100.00%		$231,889

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$230,208	$—	$—	$230,208
Short-Term Investment
Repurchase Agreement	—	948	—	948
Total	$230,208	$948	$—	$231,156

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FOCUSED GROWTH FUND July 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.65%

Aerospace & Defense 1.68%

Axon Enterprise, Inc.*	4,391	$365

Automobiles 2.93%

Tesla, Inc.*	445	637

Biotechnology 7.07%

Arena Pharmaceuticals, Inc.*	3,866	237
Argenx SE ADR*	1,267	292
Immunomedics, Inc.*	7,407	313
Mirati Therapeutics, Inc.*	1,743	211
Vertex Pharmaceuticals, Inc.*	1,776	483
Total		1,536

Diversified Consumer Services 2.90%

Chegg, Inc.*	7,787	630

Entertainment 4.87%

Netflix, Inc.*	1,251	612
Spotify Technology SA (Sweden)*(a)	1,738	448
Total		1,060

Health Care Equipment & Supplies 4.93%

DexCom, Inc.*	1,234	538
Nevro Corp.*	4,019	534
Total		1,072

Information Technology Services 12.31%

Mastercard, Inc. Class A	1,929	595
PayPal Holdings, Inc.*	3,832	752
Shopify, Inc. Class A (Canada)*(a)	596	610
Square, Inc. Class A*	5,539	719
Total		2,676

Interactive Media & Services 4.79%

Alphabet, Inc. Class A*	700	1,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED GROWTH FUND July 31, 2020

Investments	Shares	Fair Value (000)
Internet & Direct Marketing Retail 9.41%

Amazon.com, Inc.*	480	$1,519
Chewy, Inc. Class A*	10,019	526
Total		2,045

Real Estate Management & Development 3.32%

Redfin Corp.*	17,379	723

Semiconductors & Semiconductor Equipment 9.90%

Advanced Micro Devices, Inc.*	11,226	869
Inphi Corp.*	3,980	520
NVIDIA Corp.	1,800	764
Total		2,153

Software 22.96%

Crowdstrike Holdings, Inc. Class A*	4,460	505
DocuSign, Inc.*	2,626	569
Five9, Inc.*	5,576	674
Microsoft Corp.	7,054	1,446
Paycom Software, Inc.*	1,101	313
SVMK, Inc.*	18,327	440
Trade Desk, Inc. (The) Class A*	1,247	563
Zoom Video Communications, Inc. Class A*	1,896	481
Total		4,991

Technology Hardware, Storage & Peripheral 5.95%

Apple, Inc.	3,042	1,293

Textiles, Apparel & Luxury Goods 2.63%

Lululemon Athletica, Inc. (Canada)*(a)	1,758	572
Total Common Stocks (cost $15,434,495)		20,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FOCUSED GROWTH FUND July 31, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 4.19%

Repurchase Agreement

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $816,900 of U.S. Treasury Note at 2.25% due 8/15/2027; value: $929,360; proceeds: $911,117 (cost $911,117)	$911	$911

Total Investments in Securities 99.84% (cost $16,345,612)		21,706

Other Assets in Excess of Liabilities 0.16%		35

Net Assets 100.00%		$21,741

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$20,795	$—	$—	$20,795
Short-Term Investment
Repurchase Agreement	—	911	—	911
Total	$20,795	$911	$—	$21,706

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FOCUSED LARGE CAP VALUE FUND July 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.04%

Aerospace & Defense 5.59%

General Dynamics Corp.	79,317	$11,639
Raytheon Technologies Corp.	187,360	10,620
Total		22,259

Auto Components 2.53%

Lear Corp.	91,357	10,084

Banks 9.30%

Citigroup, Inc.	263,742	13,190
JPMorgan Chase & Co.	135,320	13,077
Wells Fargo & Co.	444,484	10,783
Total		37,050

Biotechnology 3.04%

AbbVie, Inc.	127,430	12,094

Capital Markets 9.58%

Ameriprise Financial, Inc.	98,446	15,124
Invesco Ltd.	1,194,528	11,993
KKR & Co., Inc. Class A	311,967	11,035
Total		38,152

Chemicals 6.36%

Dow, Inc.*	324,097	13,307
DuPont de Nemours, Inc.	224,846	12,025
Total		25,332

Consumer Finance 3.31%

Discover Financial Services	266,928	13,194

Diversified Telecommunication Services 2.07%

Verizon Communications, Inc.	143,186	8,230

Electric: Utilities 0.05%

PG&E Corp.*	19,397	181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED LARGE CAP VALUE FUND July 31, 2020

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 2.47%

Avnet, Inc.	368,401	$9,844

Energy Equipment & Services 1.25%

National Oilwell Varco, Inc.	432,926	4,983

Health Care Providers & Services 8.70%

CVS Health Corp.	183,762	11,566
McKesson Corp.	79,070	11,873
Universal Health Services, Inc. Class B	102,226	11,235
Total		34,674

Household Products 3.56%

Spectrum Brands Holdings, Inc.	261,922	14,186

Insurance 6.73%

Everest Re Group Ltd.	57,620	12,607
Hartford Financial Services Group, Inc. (The)	335,630	14,204
Total		26,811

Leisure Products 3.28%

Brunswick Corp.	195,272	13,079

Machinery 2.93%

Westinghouse Air Brake Technologies Corp.	187,542	11,663

Media 6.78%

Comcast Corp. Class A	294,140	12,589
Nexstar Media Group, Inc. Class A	164,751	14,441
Total		27,030

Metals & Mining 2.60%

Nucor Corp.	247,085	10,365

Oil, Gas & Consumable Fuels 4.54%

Marathon Petroleum Corp.	173,162	6,615
Noble Energy, Inc.	577,199	5,766
TOTAL SE ADR	151,534	5,707
Total		18,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED LARGE CAP VALUE FUND July 31, 2020

Investments	Shares	Fair Value (000)
Pharmaceuticals 2.90%

Bristol-Myers Squibb Co.	197,090	$11,561

Semiconductors & Semiconductor Equipment 2.11%

Intel Corp.	176,281	8,414

Specialty Retail 6.52%

Lowe’s Cos., Inc.	95,108	14,163
TJX Cos., Inc. (The)	227,340	11,819
Total		25,982

Tobacco 2.84%

Altria Group, Inc.	274,626	11,301
Total Common Stocks (cost $351,051,340)		394,557

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.78%

Repurchase Agreement

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $2,766,900 of U.S. Treasury Note at 2.25% due 08/15/2027; value: $3,147,810; proceeds: $3,085,987 (cost $3,085,987)	$3,086	3,086

Total Investments in Securities 99.82% (cost $354,137,327)		397,643

Other Assets in Excess of Liabilities 0.18%		730

Net Assets 100.00%		$398,373

ADR	American Depositary Receipt.

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FOCUSED LARGE CAP VALUE FUND July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$394,557	$—	$—	$394,557
Short-Term Investment
Repurchase Agreement	—	3,086	—	3,086
Total	$394,557	$3,086	$—	$397,643

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND July 31, 2020

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 98.91%

COMMON STOCKS 98.23%

Aerospace & Defense 1.03%

Triumph Group, Inc.	114,191	$774

Auto Components 2.66%

American Axle & Manufacturing Holdings, Inc.*	282,059	1,991

Automobiles 2.91%

Thor Industries, Inc.	19,177	2,186

Banks 14.39%

Bancorp, Inc. (The)*	249,956	2,357
BankUnited, Inc.	91,000	1,833
Cullen/Frost Bankers, Inc.	24,934	1,797
Pacific Premier Bancorp, Inc.	84,300	1,771
Sterling Bancorp	150,329	1,691
TCF Financial Corp.	48,796	1,341
Total		10,790

Building Products 4.40%

Masonite International Corp.*	39,144	3,302

Capital Markets 9.14%

Brightsphere Investment Group, Inc.*	165,993	2,231
Golub Capital BDC, Inc.	140,375	1,660
Moelis & Co. Class A	44,400	1,323
Victory Capital Holdings, Inc. Class A	92,569	1,643
Total		6,857

Chemicals 4.92%

AdvanSix, Inc.*	157,744	1,964
Axalta Coating Systems Ltd.*	77,817	1,728
Total		3,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND July 31, 2020

Investments	Shares	Fair Value (000)
Construction & Engineering 4.18%

Arcosa, Inc.	37,009	$1,563
EMCOR Group, Inc.	22,992	1,575
Total		3,138

Consumer Finance 0.89%

Ally Financial, Inc.	33,173	667

Electronic Equipment, Instruments & Components 2.29%

Avnet, Inc.	64,386	1,720

Energy Equipment & Services 0.75%

Core Laboratories NV (Netherlands)(a)	26,261	560

Equity Real Estate Investment Trusts 3.93%

Outfront Media, Inc.	69,467	1,001
Sunstone Hotel Investors, Inc.	260,172	1,946
Total		2,947

Health Care Equipment & Supplies 1.12%

Natus Medical, Inc.*	44,996	836

Health Care Providers & Services 1.55%

AMN Healthcare Services, Inc.*	21,198	1,165

Household Products 2.99%

Spectrum Brands Holdings, Inc.	41,427	2,244

Insurance 4.68%

Axis Capital Holdings Ltd.	42,500	1,705
ProSight Global, Inc.*	229,662	1,805
Total		3,510

Leisure Products 3.46%

Malibu Boats, Inc. Class A*	44,200	2,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND July 31, 2020

Investments	Shares		Fair Value (000)
Machinery 10.09%

Alamo Group, Inc.		15,442	$1,592
Blue Bird Corp.*		70,800	887
Columbus McKinnon Corp.		63,600	2,107
Hillenbrand, Inc.		102,052	2,983
Total			7,569

Media 2.65%

Nexstar Media Group, Inc. Class A		22,696	1,989

Metals & Mining 5.20%
Lundin Mining Corp.(b)	CAD	346,600	1,941
Worthington Industries, Inc.		52,307	1,957
Total			3,898

Oil, Gas & Consumable Fuels 2.87%

MEG Energy Corp.*(b)	CAD	166,900	441
Par Pacific Holdings, Inc.*		98,508	730
Parsley Energy, Inc. Class A		48,271	530
WPX Energy, Inc.*		75,795	453
Total			2,154

Real Estate Management & Development 1.66%

Realogy Holdings Corp.		137,375	1,245

Semiconductors & Semiconductor Equipment 4.58%

Advanced Energy Industries, Inc.*		19,100	1,405
Ichor Holdings Ltd.*		61,900	2,032
Total			3,437

Specialty Retail 1.02%

Williams-Sonoma, Inc.		8,791	766

Thrifts & Mortgage Finance 2.03%

Essent Group Ltd.		42,600	1,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND July 31, 2020

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 2.84%

Beacon Roofing Supply, Inc.*	68,248	$2,127
Total Common Stocks (cost $75,463,245)		73,688

	Principal Amount (000)
CORPORATE BONDS 0.67%

Oil, Gas & Consumable Fuels 0.67%

Centennial Resource Production LLC†(c) (cost $1,077,544)	$1,100,000	501

SHORT-TERM INVESTMENT 1.01%

Repurchase Agreement

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $712,200 of U.S. Treasury Note at 2.25% due 4/30/2024; value: $771,513; proceeds: $756,350 (cost $756,350)	756	756

Total Investments in Securities 99.91% (cost $77,297,139)		74,945

Other Assets in Excess of Liabilities 0.09%		64

Net Assets 100.00%		$75,009

CAD	Canadian dollar.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2020, the total value of Rule 144A securities was $501, which represents 0.67% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	The security has an interest rate 6.88% with a maturity of 4/01/2027.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks	$73,688	$—	$—	$73,688
Corporate Bonds	—	501	—	501
Short-Term Investment
Repurchase Agreement	—	756	—	756
Total	$73,688	$1,257	$—	$74,945

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.44%

Aerospace & Defense 3.24%

General Dynamics Corp.	198,182	$29,081
Raytheon Technologies Corp.	472,598	26,787
Total		55,868

Auto Components 0.96%

Lear Corp.	150,199	16,579

Automobiles 0.72%

General Motors Co.	496,100	12,348

Banks 7.71%

Citigroup, Inc.	710,234	35,519
East West Bancorp, Inc.	641,333	22,229
JPMorgan Chase & Co.	539,643	52,151
U.S. Bancorp	621,505	22,896
Total		132,795

Beverages 1.55%

PepsiCo, Inc.	194,466	26,770

Building Products 1.89%

Masco Corp.	568,590	32,501

Capital Markets 4.65%

Ameriprise Financial, Inc.	196,266	30,152
BlackRock, Inc.	40,585	23,337
E*TRADE Financial Corp.	522,377	26,521
Total		80,010

Chemicals 3.81%

Corteva, Inc.*	777,710	22,211
Dow, Inc.*	423,810	17,402
PPG Industries, Inc.	241,139	25,959
Total		65,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2020

Investments	Shares		Fair Value (000)
Consumer Finance 1.68%

American Express Co.		309,600	$28,892

Diversified Telecommunication Services 2.46%

Verizon Communications, Inc.		737,510	42,392

Electric: Utilities 5.06%

Duke Energy Corp.		308,222	26,119
Edison International		455,798	25,374
FirstEnergy Corp.		412,900	11,974
NextEra Energy, Inc.		76,451	21,460
PG&E Corp.*		232,257	2,171
Total			87,098

Electrical Equipment 1.55%

Hubbell, Inc.		197,456	26,651

Electronic Equipment, Instruments & Components 0.91%

Avnet, Inc.		589,489	15,751

Energy Equipment & Services 0.53%

National Oilwell Varco, Inc.		796,645	9,169

Equity Real Estate Investment Trusts 3.26%

Alexandria Real Estate Equities, Inc.		136,225	24,187
Highwoods Properties, Inc.		212,364	8,142
Prologis, Inc.		225,157	23,736
Total			56,065

Food Products 0.69%

Danone SA(a)	EUR	176,400	11,807

Health Care Equipment & Supplies 3.81%

Alcon, Inc. (Switzerland)*(b)		443,752	26,616
Medtronic plc (Ireland)(b)		403,419	38,922
Total			65,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2020

Investments	Shares	Fair Value (000)
Health Care Providers & Services 3.98%

Anthem, Inc.	71,976	$19,707
CVS Health Corp.	521,476	32,822
McKesson Corp.	106,673	16,018
Total		68,547

Household Products 3.40%

Colgate-Palmolive Co.	459,300	35,458
Procter & Gamble Co. (The)	176,363	23,125
Total		58,583

Industrial Conglomerates 2.27%

Honeywell International, Inc.	262,314	39,182

Information Technology Services 1.25%

Mastercard, Inc. Class A	69,800	21,535

Insurance 5.40%

American International Group, Inc.	610,122	19,609
Axis Capital Holdings Ltd.	391,716	15,716
Everest Re Group Ltd.	87,915	19,235
Globe Life, Inc.	212,400	16,907
Hartford Financial Services Group, Inc. (The)	509,666	21,569
Total		93,036

Interactive Media & Services 3.55%

Alphabet, Inc. Class A*	25,930	38,583
Facebook, Inc. Class A*	89,070	22,594
Total		61,177

Internet & Direct Marketing Retail 2.22%

Booking Holdings, Inc.*	10,286	17,097
eBay, Inc.	383,500	21,200
Total		38,297

Machinery 3.43%

Cummins, Inc.	167,400	32,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2020

Investments	Shares		Fair Value (000)
Machinery (continued)

Westinghouse Air Brake Technologies Corp.		428,657	$26,658
Total			59,010

Media 3.14%

Comcast Corp. Class A		537,922	23,023
Fox Corp. Class A		774,600	19,961
Nexstar Media Group, Inc. Class A		125,750	11,022
Total			54,006

Metals & Mining 0.51%

Nucor Corp.		209,985	8,809

Multi-Utilities 1.29%

CMS Energy Corp.		345,700	22,187

Oil, Gas & Consumable Fuels 4.62%

Cabot Oil & Gas Corp.		944,000	17,653
Chevron Corp.		269,530	22,624
Marathon Petroleum Corp.		443,653	16,948
ONEOK, Inc.		252,362	7,043
TOTAL SE ADR		408,720	15,392
Total			79,660

Personal Products 1.34%

Unilever plc(a)	GBP	387,600	23,080

Pharmaceuticals 5.97%

Bristol-Myers Squibb Co.		573,416	33,637
Johnson & Johnson		149,197	21,747
Merck & Co., Inc.		272,649	21,877
Sanofi(a)	EUR	243,250	25,540
Total			102,801

Semiconductors & Semiconductor Equipment 3.10%

Intel Corp.		499,178	23,826
Texas Instruments, Inc.		232,497	29,655
Total			53,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2020

Investments	Shares	Fair Value (000)
Software 2.91%

Microsoft Corp.	128,500	$26,344
Oracle Corp.	427,410	23,700
Total		50,044

Specialty Retail 3.10%

Lowe’s Cos., Inc.	192,500	28,665
TJX Cos., Inc. (The)	475,406	24,717
Total		53,382

Technology Hardware, Storage & Peripherals 1.97%

Apple, Inc.	79,800	33,918

Tobacco 1.51%

Philip Morris International, Inc.	338,762	26,020
Total Common Stocks (cost $1,540,308,935)		1,712,561

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.46%

Repurchase Agreement

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $7,509,400 of U.S. Treasury Note at 2.25% due 04/30/2024; value: $8,134,790; proceeds: $7,975,264 (cost $7,975,264)	$7,975	7,975

Total Investments in Securities 99.90% (cost $1,548,284,199)		1,720,536

Cash, Foreign Cash and Other Assets in Excess Liabilities 0.10%		1,748

Net Assets 100.00%		$1,722,284

ADR	American Depositary Receipt.

EUR	Euro.
GBP	British pound.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2020

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Food Products	$—	$11,807	$—	$11,807
Personal Products	—	23,080	—	23,080
Pharmaceuticals	77,261	25,540	—	102,801
Remaining Industries	1,574,873	—	—	1,574,873
Short-Term Investment
Repurchase Agreement	—	7,975	—	7,975
Total	$1,652,134	$68,402	$—	$1,720,536

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 98.57%

Australia 1.36%

Equity Real Estate Investment Trusts
Goodman Group	7,595	$92

Belgium 1.19%

Banks
KBC Group NV	1,428	81

Brazil 1.16%

Metals & Mining
Vale SA	6,769	79

Canada 3.26%

Information Technology Services 1.28%
Shopify, Inc. *	85	87
Insurance 1.27%
Intact Financial Corp.	788	86
Oil, Gas & Consumable Fuels 0.71%
Pembina Pipeline Corp.	1,991	48
Total Canada		221

China 6.41%

Air Freight & Logistics 0.52%
ZTO Express Cayman, Inc. ADR	953	35
Gas Utilities 1.02%
ENN Energy Holdings Ltd.	5,692	69
Insurance 1.15%
Ping An Insurance Group Co. of China Ltd. Class H	7,353	78
Interactive Media & Services 1.76%
Tencent Holdings Ltd.	1,742	120
Internet & Direct Marketing Retail 1.96%
Alibaba Group Holding Ltd. ADR *	531	133
Total China		435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Denmark 2.49%

Beverages 1.34%
Carlsberg AS Class B	616	$91
Pharmaceuticals 1.15%
Novo Nordisk A/S Class B	1,189	78
Total Denmark		169

France 5.04%

Auto Components 0.87%
Cie Generale des Etablissements Michelin SCA	574	59
Multi-Utilities 1.03%
Engie SA *	5,261	70
Oil, Gas & Consumable Fuels 0.93%
Total SE	1,655	63
Personal Products 1.21%
L’Oreal SA	243	82
Textiles, Apparel & Luxury Goods 1.00%
LVMH Moet Hennessy Louis Vuitton SE	157	68
Total France		342

Germany 2.33%

Industrial Conglomerates 1.34%
Siemens AG Registered Shares	714	91
Semiconductors & Semiconductor Equipment 0.99%
Infineon Technologies AG	2,632	67
Total Germany		158

Hong Kong 0.77%

Real Estate Management & Development
Kerry Properties Ltd.	22,040	53

India 0.77%

Banks
ICICI Bank Ltd. ADR *	5,527	52

Italy 0.68%

Machinery
IMA Industria Macchine Automatiche SpA *	579	46

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Japan 4.71%

Building Products 1.46%
Sanwa Holdings Corp.	11,592	$99
Construction & Engineering 1.03%
SHO-BOND Holdings Co. Ltd.	1,619	70
Electronic Equipment, Instruments & Components 2.22%
Azbil Corp.	2,621	87
Keyence Corp.	151	64
		151
Total Japan		320

Mexico 0.81%

Banks
Grupo Financiero Banorte SAB de CV	15,427	55

Russia 0.68%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	679	46

South Africa 0.69%

Metals & Mining
Anglo American plc	1,956	47

South Korea 2.11%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	2,933	143

Spain 1.05%

Diversified Telecommunication Services
Cellnex Telecom SA †	1,129	71

Sweden 1.25%

Machinery
Sandvik AB *	4,555	85

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Switzerland 2.22%

Capital Markets 0.91%
UBS Group AG	5,252	$62
Life Sciences Tools & Services 1.31%
Lonza Group AG	142	89
Total Switzerland		151

Taiwan 1.44%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	6,709	98

United Kingdom 4.20%

Capital Markets 1.38%
London Stock Exchange Group plc	849	94
Insurance 1.06%
Prudential plc	5,044	72
Pharmaceuticals 1.18%
AstraZeneca plc ADR	1,433	80
Specialty Retail 0.58%
WH Smith plc	3,165	39
Total United Kingdom		285

United States 53.95%

Auto Components 1.41%
Lear Corp.	865	96
Banks 1.27%
JPMorgan Chase & Co.	893	86
Beverages 1.41%
Coca-Cola Co. (The)	2,036	96
Biotechnology 1.30%
Vertex Pharmaceuticals, Inc. *	322	88
Building Products 1.09%
Masco Corp.	1,285	74
Capital Markets 1.24%
MSCI, Inc.	224	84
Chemicals 1.10%
Axalta Coating Systems Ltd. *	3,376	75

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Consumer Finance 0.97%
Discover Financial Services	1,344	$66
Electrical Equipment 1.12%
AMETEK, Inc.	813	76
Entertainment 1.08%
Netflix, Inc. *	150	73
Equity Real Estate Investment Trusts 1.27%
Alexandria Real Estate Equities, Inc.	484	86
Food & Staples Retailing 2.90%
Sysco Corp.	999	53
Walmart, Inc.	1,115	144
		197
Health Care Equipment & Supplies 0.75%
DexCom, Inc. *	118	51
Health Care Providers & Services 2.71%
CVS Health Corp.	1,636	103
UnitedHealth Group, Inc.	266	81
		184
Information Technology Services 2.67%
Mastercard, Inc. Class A	344	106
PayPal Holdings, Inc. *	383	75
		181
Interactive Media & Services 4.61%
Alphabet, Inc. Class A *	115	171
Facebook, Inc. Class A *	374	95
Snap, Inc. Class A *	2,086	47
		313
Internet & Direct Marketing Retail 3.83%
Amazon.com, Inc. *	82	260
Leisure Products 0.58%
Peloton Interactive, Inc. Class A *	577	39
Life Sciences Tools & Services 1.18%
Repligen Corp. *	529	80
Machinery 2.12%
Hillenbrand, Inc.	2,695	79
Stanley Black & Decker, Inc.	427	65
		144
Metals & Mining 0.84%
Worthington Industries, Inc.	1,514	57
Multi-Line Retail 1.37%
Dollar Tree, Inc. *	997	93

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Oil, Gas & Consumable Fuels 0.68%
Noble Energy, Inc.	4,592	$46
Pharmaceuticals 3.28%
Merck & Co., Inc.	1,352	108
Zoetis, Inc.	757	115
		223
Road & Rail 1.41%
Norfolk Southern Corp.	499	96
Semiconductors & Semiconductor Equipment 1.80%
NVIDIA Corp.	287	122
Software 7.91%
Microsoft Corp.	1,101	226
RingCentral, Inc. Class A *	251	73
salesforce.com, Inc. *	442	86
Splunk, Inc. *	314	66
Trade Desk, Inc. (The) Class A *	191	86
		537
Specialty Retail 0.81%
TJX Cos., Inc. (The)	1,065	55
Tobacco 1.24%
Philip Morris International, Inc.	1,111	85
Total United States		3,663

Total Common Stocks (cost $5,975,487)		6,692

Cash, Foreign Cash and Other Assets in Excess Liabilities 1.43%		97

Net Assets 100.00%		$6,789

ADR	American Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2020, the total value of Rule 144A securities was $71, which represents 1.05% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$92	$—	$92
Belgium	—	81	—	81
Brazil	79	—	—	79
Canada	221	—	—	221
China	168	267	—	435
Denmark	—	169	—	169
France	—	342	—	342
Germany	—	158	—	158
Hong Kong	—	53	—	53
India	52	—	—	52
Italy	46	—	—	46
Japan	—	320	—	320
Mexico	55	—	—	55
Russia	—	46	—	46
South Africa	—	47	—	47
South Korea	—	143	—	143
Spain	—	71	—	71
Sweden	—	85	—	85
Switzerland	—	151	—	151
Taiwan	—	98	—	98
United Kingdom	80	205	—	285
United States	3,663	—	—	3,663
Total	$4,364	$2,328	$—	$6,692

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.60%

Aerospace & Defense 0.82%

Axon Enterprise, Inc.*	620,841	$51,611

Air Freight & Logistics 0.28%

ZTO Express Cayman, Inc. ADR	482,543	17,878

Automobiles 2.01%

Tesla, Inc.*	88,276	126,302

Biotechnology 7.43%

Arena Pharmaceuticals, Inc.*	660,826	40,568
Argenx SE ADR*	129,665	29,840
Immunomedics, Inc.*	2,117,325	89,415
Iovance Biotherapeutics, Inc.*	968,921	28,166
Mirati Therapeutics, Inc.*	313,503	38,031
Regeneron Pharmaceuticals, Inc.*	37,244	23,541
Sarepta Therapeutics, Inc.*	249,824	38,353
Seattle Genetics, Inc.*	313,239	52,082
Turning Point Therapeutics, Inc.*	357,304	21,163
Vertex Pharmaceuticals, Inc.*	389,802	106,026
Total		467,185

Capital Markets 1.62%

MarketAxess Holdings, Inc.	101,531	52,461
MSCI, Inc.	130,756	49,162
Total		101,623

Communications Equipment 0.52%

Lumentum Holdings, Inc.*	353,751	32,839

Diversified Consumer Services 1.31%

Chegg, Inc.*	1,021,134	82,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2020

Investments	Shares	Fair Value (000)
Electrical Equipment 1.39%

AMETEK, Inc.	355,288	$33,131
Generac Holdings, Inc.*	346,379	54,582
Total		87,713

Entertainment 5.31%

Activision Blizzard, Inc.	716,325	59,190
Netflix, Inc.*	253,295	123,831
Roku, Inc.*	394,035	61,032
Spotify Technology SA (Sweden)*(a)	349,602	90,134
Total		334,187

Health Care Equipment & Supplies 5.00%

Danaher Corp.	205,333	41,847
DexCom, Inc.*	199,694	86,975
IDEXX Laboratories, Inc.*	171,676	68,284
Insulet Corp.*	163,369	33,223
Intuitive Surgical, Inc.*	63,673	43,644
Nevro Corp.*	305,450	40,612
Total		314,585

Health Care Technology 1.16%

Teladoc Health, Inc.*	306,751	72,893

Hotels, Restaurants & Leisure 1.39%

Chipotle Mexican Grill, Inc.*	51,880	59,930
DraftKings, Inc. Class A*(b)	825,691	27,557
Total		87,487

Information Technology Services 7.93%

Akamai Technologies, Inc.*	519,453	58,407
EPAM Systems, Inc.*	112,362	32,594
Mastercard, Inc. Class A	381,039	117,562
PayPal Holdings, Inc.*	504,733	98,963
Shopify, Inc. Class A (Canada)*(a)	98,860	101,233
Square, Inc. Class A*	692,168	89,878
Total		498,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2020

Investments	Shares	Fair Value (000)
Interactive Media & Services 5.87%

Alphabet, Inc. Class A*	129,916	$193,309
Facebook, Inc. Class A*	449,272	113,967
Match Group, Inc.*	605,993	62,235
Total		369,511

Internet & Direct Marketing Retail 9.56%

Alibaba Group Holding Ltd. ADR*	215,092	53,992
Amazon.com, Inc.*	133,614	422,846
Chewy, Inc. Class A*	1,291,741	67,803
MercadoLibre, Inc. (Argentina)*(a)	50,526	56,823
Total		601,464

Leisure Products 1.94%

Peloton Interactive, Inc. Class A*	1,025,724	69,975
YETI Holdings, Inc.*	1,063,976	52,018
Total		121,993

Life Sciences Tools & Services 0.49%

10X Genomics, Inc. Class A*	313,333	30,823

Pharmaceuticals 0.89%

Zoetis, Inc.	369,504	56,046

Professional Services 0.62%

TransUnion	436,856	39,129

Real Estate Management & Development 1.83%

Redfin Corp.*	2,765,449	114,987

Road & Rail 1.41%

Old Dominion Freight Line, Inc.	206,958	37,836
Uber Technologies, Inc.*	1,678,832	50,802
Total		88,638

Semiconductors & Semiconductor Equipment 8.58%

Advanced Micro Devices, Inc.*	1,301,801	100,799
Applied Materials, Inc.	468,520	30,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2020

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)

Enphase Energy, Inc.*	293,722	$17,729
Inphi Corp.*	691,050	90,293
Monolithic Power Systems, Inc.	248,119	65,754
NVIDIA Corp.	388,451	164,932
QUALCOMM, Inc.	663,274	70,048
Total		539,695

Software 21.72%

Adobe, Inc.*	130,210	57,855
Alteryx, Inc. Class A*	252,150	44,250
Avalara, Inc.*	220,224	29,609
Coupa Software, Inc.*	115,051	35,258
Crowdstrike Holdings, Inc. Class A*	1,042,714	118,035
DocuSign, Inc.*	604,679	131,113
Everbridge, Inc.*	165,154	23,584
Five9, Inc.*	704,067	85,065
Fortinet, Inc.*	256,653	35,495
Intuit, Inc.	93,744	28,720
Microsoft Corp.	1,685,791	345,604
Paycom Software, Inc.*	113,378	32,241
Paylocity Holding Corp.*	407,161	54,234
RingCentral, Inc. Class A*	285,294	82,812
SVMK, Inc.*	2,882,422	69,121
Trade Desk, Inc. (The) Class A*	179,613	81,063
Zoom Video Communications, Inc. Class A*	444,194	112,785
Total		1,366,844

Specialty Retail 0.74%

Carvana Co.*(b)	301,833	46,769

Technology Hardware, Storage & Peripherals 6.62%

Apple, Inc.	979,363	416,268

Textiles, Apparel & Luxury Goods 1.16%

Lululemon Athletica, Inc. (Canada)*(a)	224,187	72,993

Total Common Stocks (cost $4,130,719,354)		6,140,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 4.05%

Repurchase Agreement 3.73%

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $114,068,300 of U.S. Treasury Note at 2.00% due 4/30/2024; $108,790,200 of U.S. Treasury Note at 2.00% due 5/31/2024; value: $239,146,225; proceeds: $234,456,989 (cost $234,456,989)	$234,457	$234,457

	Shares
Money Market Fund 0.29%

Fidelity Government Portfolio(c) (cost $18,328,950)	18,328,950	18,329

Time Deposit 0.03%

CitiBank N.A.(c) (cost $2,036,550)	2,036,550	2,036

Total Short-Term Investments (cost $254,822,489)		254,822

Total Investments in Securities 101.65% (cost $4,385,541,843)		6,395,603

Liabilities in Excess of Other Assets (1.65)%		(103,953)

Net Assets 100.00%		$6,291,650

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$6,140,781	$—	$—	$6,140,781
Short-Term Investments
Repurchase Agreement	—	234,457	—	234,457
Money Market Fund	18,329	—	—	18,329
Time Deposit	—	2,036	—	2,036
Total	$6,159,110	$236,493	$—	$6,395,603

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - HEALTH CARE FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 92.56%

Belgium 1.59%

Pharmaceuticals
UCB SA	329	$42

Denmark 4.27%

Biotechnology 1.48%
Genmab A/S*	114	39
Pharmaceuticals 2.79%
Novo Nordisk A/S Class B	1,125	74
Total Denmark		113

France 1.88%

Life Sciences Tools & Services 0.94%
Sartorius Stedim Biotech	79	25
Pharmaceuticals 0.94%
Sanofi	238	25
Total France		50

Germany 0.79%

Biotechnology
BioNTech SE ADR*	125	10
MorphoSys AG ADR*	340	11
Total Germany		21

Netherlands 1.40%

Biotechnology
Argenx SE*	115	26
uniQure NV*	255	11
Total Netherlands		37

Switzerland 6.00%

Health Care Equipment & Supplies 0.83%
Alcon, Inc.*	359	22
Life Sciences Tools & Services 2.60%
Lonza Group AG	81	50
Tecan Group AG	45	19
		69

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - HEALTH CARE FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Switzerland (continued)

Pharmaceuticals 2.57%
Roche Holding AG	196	$68
Total Switzerland		159

United Kingdom 3.51%

Pharmaceuticals
AstraZeneca plc	732	81
GW Pharmaceuticals plc ADR*	94	12
Total United Kingdom		93

United States 73.12%

Biotechnology 24.99%
Acceleron Pharma, Inc.*	182	18
Allogene Therapeutics, Inc.*	397	14
Amgen, Inc.	287	70
Arena Pharmaceuticals, Inc.*	383	23
Black Diamond Therapeutics, Inc.*	433	12
Blueprint Medicines Corp.*	227	17
Bridgebio Pharma, Inc.*	591	17
ChemoCentryx, Inc.*	334	18
Coherus Biosciences, Inc.*	510	9
Constellation Pharmaceuticals, Inc.*	590	16
Emergent BioSolutions, Inc.*	140	16
Immunomedics, Inc.*	1,090	46
Insmed, Inc.*	603	16
Iovance Biotherapeutics, Inc.*	701	20
Karuna Therapeutics, Inc.*	168	14
Krystal Biotech, Inc.*	272	11
Mirati Therapeutics, Inc.*	194	23
Natera, Inc.*	484	23
PTC Therapeutics, Inc.*	182	8
Regeneron Pharmaceuticals, Inc.*	47	30
Rocket Pharmaceuticals, Inc.*	840	20
Sarepta Therapeutics, Inc.*	170	26
Seattle Genetics, Inc.*	216	36
Stoke Therapeutics, Inc.*	381	10
TG Therapeutics, Inc.*	1,151	22

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - HEALTH CARE FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Biotechnology (continued)
Turning Point Therapeutics, Inc.*	321	$19
Twist Bioscience Corp.*	620	35
Vertex Pharmaceuticals, Inc.*	269	73
		662
Health Care Equipment & Supplies 20.35%
Abbott Laboratories	950	96
Align Technology, Inc.*	80	23
Axonics Modulation Technologies, Inc.*	441	19
Boston Scientific Corp.*	1,046	40
Cooper Cos., Inc. (The)	64	18
Danaher Corp.	361	74
DexCom, Inc.*	91	40
Edwards Lifesciences Corp.*	234	18
IDEXX Laboratories, Inc.*	86	34
Inari Medical, Inc.*	124	7
Insulet Corp.*	122	25
Intuitive Surgical, Inc.*	68	47
Nevro Corp.*	180	24
NuVasive, Inc.*	169	10
Penumbra, Inc.*	88	19
Silk Road Medical, Inc.*	276	13
Teleflex, Inc.	32	12
Zimmer Biomet Holdings, Inc.	151	20
		539
Health Care Providers & Services 7.63%
Anthem, Inc.	71	19
Centene Corp.*	497	32
CVS Health Corp.	679	43
Guardant Health, Inc.*	185	16
UnitedHealth Group, Inc.	303	92
		202
Health Care Technology 2.30%
Schrodinger, Inc.*	189	14
Teladoc Health, Inc.*	82	19
Veeva Systems, Inc. Class A*	104	28
		61

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - HEALTH CARE FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Internet & Direct Marketing Retail 1.06%
Chewy, Inc. Class A*	525	$28
Life Sciences Tools & Services 8.76%
10X Genomics, Inc. Class A*	225	22
Adaptive Biotechnologies Corp.*	319	12
Bio-Rad Laboratories, Inc. Class A*	69	36
Charles River Laboratories International, Inc.*	104	21
Codexis, Inc.*	999	12
Quanterix Corp.*	422	14
Repligen Corp.*	194	29
Thermo Fisher Scientific, Inc.	209	86
		232
Pharmaceuticals 8.04%
Catalent, Inc.*	289	25
Johnson & Johnson	283	41
Merck & Co., Inc.	864	69
MyoKardia, Inc.*	171	16
Zoetis, Inc.	407	62
		213
Total United States		1,937
Total Common Stocks (cost $2,070,003)		2,452

	Principal Amount (000)
SHORT-TERM INVESTMENT 5.40%

Repurchase Agreement

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $128,400 of U.S. Treasury Note at 2.25% due 8/15/2027; value: $146,076; proceeds: $143,104 (cost $143,104)	$143	143

Total Investments in Securities 97.96% (cost $2,213,107)		2,595

Other Assets in Excess of Liabilities 2.04%		54

Net Assets 100.00%		$2,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - HEALTH CARE FUND July 31, 2020

ADR	American Depositary Receipt.

*	Non-income producing security.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Belgium	$—	$42	$—	$42
Denmark	—	113	—	113
France	—	50	—	50
Germany	21	—	—	21
Netherlands	11	26	—	37
Switzerland	22	137	—	159
United Kingdom	12	81	—	93
United States	1,937	—	—	1,937
Short-Term Investment
Repurchase Agreement	—	143	—	143
Total	$2,003	$592	$—	$2,595

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.32%

COMMON STOCKS 97.27%

Australia 3.36%

Capital Markets 1.11%
Macquarie Group Ltd.	48,634	$4,274
Equity Real Estate Investment Trusts 0.93%
Goodman Group	293,323	3,566
Metals & Mining 1.32%
BHP Group Ltd.	193,737	5,101
Total Australia		12,941

Belgium 2.82%

Banks 0.87%
KBC Group NV	59,063	3,368
Beverages 0.87%
Anheuser-Busch InBev SA	61,440	3,336
Pharmaceuticals 1.08%
UCB SA	32,532	4,180
Total Belgium		10,884

Brazil 0.65%

Metals & Mining
Vale SA ADR	215,828	2,512

Canada 3.09%

Aerospace & Defense 0.52%
CAE, Inc.	134,500	2,007
Food & Staples Retailing 0.69%
Alimentation Couche-Tard, Inc. Class B	76,000	2,641
Insurance 0.70%
Intact Financial Corp.	24,500	2,675
Metals & Mining 0.32%
Lundin Mining Corp.	221,700	1,241
Oil, Gas & Consumable Fuels 0.86%
Pembina Pipeline Corp.	136,967	3,329
Total Canada		11,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
China 11.59%

Air Freight & Logistics 0.51%
ZTO Express Cayman, Inc. ADR	52,785	$1,956
Banks 0.63%
China Construction Bank Corp. Class H	3,352,000	2,444
Beverages 0.82%
Budweiser Brewing Co. APAC Ltd.†	866,237	3,143
Information Technology Services 0.82%
GDS Holdings Ltd. ADR*	39,113	3,140
Insurance 1.20%
Ping An Insurance Group Co. of China Ltd. Class H	440,000	4,643
Interactive Media & Services 2.92%
Tencent Holdings Ltd.	164,200	11,264
Internet & Direct Marketing Retail 3.27%
Alibaba Group Holding Ltd. ADR*	50,208	12,603
Real Estate Management & Development 0.86%
Logan Group Co., Ltd.	1,921,000	3,329
Textiles, Apparel & Luxury Goods 0.56%
ANTA Sports Products Ltd.	226,000	2,146
Total China		44,668

Denmark 4.01%

Air Freight & Logistics 0.58%
DSV PANALPINA A/S	16,266	2,226
Beverages 1.14%
Carlsberg AS Class B	29,787	4,399
Biotechnology 1.08%
Genmab A/S*	12,066	4,153
Pharmaceuticals 1.21%
Novo Nordisk A/S Class B	71,158	4,669
Total Denmark		15,447

Finland 0.86%

Banks
Nordea Bank Abp*	426,849	3,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
France 10.54%

Aerospace & Defense 0.57%
Safran SA*	20,483	$2,178
Auto Components 0.89%
Cie Generale des Etablissements Michelin SCA	32,966	3,414
Beverages 0.65%
Remy Cointreau SA (a)	15,548	2,494
Chemicals 1.40%
Air Liquide SA	32,845	5,402
Construction & Engineering 0.82%
Vinci SA	36,804	3,168
Electrical Equipment 0.82%
Schneider Electric SE	27,699	3,176
Life Sciences Tools & Services 0.39%
Sartorius Stedim Biotech	4,760	1,489
Multi-Utilities 0.67%
Engie SA*	194,283	2,584
Oil, Gas & Consumable Fuels 0.87%
Total SE	88,845	3,362
Personal Products 1.40%
L’Oreal SA	16,131	5,414
Pharmaceuticals 0.56%
Sanofi	20,584	2,161
Textiles, Apparel & Luxury Goods 1.50%
LVMH Moet Hennessy Louis Vuitton SE	13,333	5,798
Total France		40,640

Germany 6.99%

Air Freight & Logistics 1.10%
Deutsche Post AG Registered Shares*	104,549	4,244
Automobiles 0.72%
Volkswagen AG*	17,874	2,783
Chemicals 0.75%
Symrise AG	23,131	2,891
Insurance 1.14%
Allianz SE Registered Shares	21,144	4,387
Media 0.75%
Stroeer SE & Co. KGaA (a)	42,452	2,907
Software 1.79%
SAP SE	43,580	6,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Textiles, Apparel & Luxury Goods 0.74%
adidas AG*	10,384	$2,864
Total Germany		26,955

Hong Kong 3.44%

Capital Markets 1.25%
Hong Kong Exchanges & Clearing Ltd.	100,800	4,800
Insurance 1.48%
AIA Group Ltd.	633,500	5,712
Machinery 0.71%
Techtronic Industries Co. Ltd.	261,500	2,735
Total Hong Kong		13,247

India 1.25%

Banks
HDFC Bank Ltd. ADR*	52,775	2,467
ICICI Bank Ltd. ADR*	251,045	2,358
Total India		4,825

Indonesia 0.57%

Banks
Bank Rakyat Indonesia Persero Tbk PT	10,162,600	2,207

Ireland 1.07%

Construction Materials
CRH plc	114,581	4,138

Japan 14.35%

Automobiles 1.41%
Toyota Motor Corp.	91,900	5,455
Banks 0.70%
Sumitomo Mitsui Financial Group, Inc.	101,100	2,694
Building Products 1.73%
Daikin Industries Ltd.	25,700	4,522
Sanwa Holdings Corp.	253,300	2,171
		6,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Commercial Services & Supplies 0.67%
Secom Co. Ltd.	29,900	$2,586
Electrical Equipment 1.05%
Nidec Corp.	50,800	4,035
Electronic Equipment, Instruments & Components 3.90%
Hitachi Ltd.	62,600	1,875
Keyence Corp.	9,947	4,195
Murata Manufacturing Co., Ltd.	74,000	4,753
TDK Corp.	37,700	4,197
		15,020
Health Care Equipment & Supplies 1.17%
Hoya Corp.	45,700	4,507
Health Care Technology 0.27%
M3, Inc.	20,000	1,027
Household Durables 1.80%
Sony Corp.	89,500	6,954
Specialty Retail 0.65%
Fast Retailing Co. Ltd.	4,700	2,499
Trading Companies & Distributors 1.00%
ITOCHU Corp.	175,400	3,846
Total Japan		55,316

Netherlands 3.40%

Chemicals 1.08%
Akzo Nobel NV	43,938	4,140
Oil, Gas & Consumable Fuels 0.82%
Royal Dutch Shell plc A Shares	216,933	3,171
Semiconductors & Semiconductor Equipment 1.50%
ASML Holding NV	16,295	5,793
Total Netherlands		13,104

Peru 0.56%

Banks
Credicorp Ltd.	17,127	2,178

Russia 1.03%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	58,332	3,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Singapore 0.48%

Banks
United Overseas Bank Ltd.	132,800	$1,870

South Africa 1.10%

Metals & Mining
Anglo American plc	175,877	4,258

South Korea 2.66%

Personal Products 0.52%
LG Household & Health Care Ltd.	1,737	2,003
Technology Hardware, Storage & Peripherals 2.14%
Samsung Electronics Co., Ltd.	168,990	8,259
Total South Korea		10,262

Spain 1.96%

Diversified Telecommunication Services 0.74%
Cellnex Telecom SA†	45,627	2,872
Electric: Utilities 1.22%
Iberdrola SA	7,803	100
Iberdrola SA	355,112	4,590
		4,690
Total Spain		7,562

Sweden 1.68%

Machinery
Atlas Copco AB A Shares	62,410	2,770
Sandvik AB*	197,474	3,691
Total Sweden		6,461

Switzerland 8.61%

Capital Markets 1.11%
UBS Group AG	363,506	4,282
Food Products 2.33%
Nestle SA Registered Shares	75,608	8,991
Insurance 0.99%
Zurich Financial Services AG	10,265	3,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Switzerland (continued)

Life Sciences Tools & Services 2.49%
Lonza Group AG	12,176	$7,614
Tecan Group AG	4,758	1,996
		9,610
Pharmaceuticals 1.69%
Roche Holding AG	18,795	6,510
Total Switzerland		33,189

Taiwan 3.69%

Machinery 0.70%
Airtac International Group	128,000	2,685
Semiconductors & Semiconductor Equipment 2.99%
MediaTek, Inc.	110,000	2,627
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	113,049	8,918
		11,545
Total Taiwan		14,230

United Kingdom 4.75%

Capital Markets 1.04%
London Stock Exchange Group plc	36,342	4,014
Insurance 0.76%
Prudential plc	204,446	2,922
Personal Products 0.73%
Unilever plc	47,632	2,836
Pharmaceuticals 1.49%
AstraZeneca plc	51,912	5,735
Professional Services 0.73%
RELX plc	133,075	2,802
Total United Kingdom		18,309

United States 2.76%

Information Technology Services 1.68%
Accenture plc Class A	13,524	3,040
Fidelity National Information Services, Inc.	23,467	3,434
		6,474
Trading Companies & Distributors 1.08%
Ferguson plc	47,077	4,149
Total United States		10,623
Total Common Stocks (cost $323,741,700)		374,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
RIGHTS 0.05%

Spain

Diversified Telecommunication Services
Cellnex Telecom SA*(c) (cost $0)	45,627	$191
Total Long-Term Investments (cost $323,741,700)		375,164

	Principal Amount (000)
SHORT-TERM INVESTMENTS 4.28%

Repurchase Agreement 2.84%

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $10,291,200 of U.S. Treasury Note at 2.25% due 4/30/2024; value: $11,148,261; proceeds: $10,929,660 (cost $10,929,660)	$10,930	10,930

	Shares
Money Market Fund 1.30%

Fidelity Government Portfolio(b) (cost $5,000,460)	5,000,460	5,000

Time Deposit 0.14%

CitiBank N.A.(b) (cost $555,607)	555,607	556

Total Short-Term Investments (cost $16,485,727)		16,486

Total Investments in Securities 101.60% (cost $340,227,427)		391,650

Liabilities in Excess of Cash, Foreign Cash and Other Assets (1.60)%		(6,173)

Net Assets 100.00%		$385,477

ADR	American Depositary Receipt.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2020

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2020, the total value of Rule 144A securities was $6,015,000, which represents 1.56% of net assets.
*	Non-income producing security.
(a)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.
(c)	Exercise price of 39.45 EUR and expiration date of 8/10/2021.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Australia	$—	$12,941	$—	$12,941
Belgium	—	10,884	—	10,884
Brazil	2,512	—	—	2,512
Canada	11,893	—	—	11,893
China	17,699	26,969	—	44,668
Denmark	—	15,447	—	15,447
Finland	—	3,297	—	3,297
France	—	40,640	—	40,640
Germany	—	26,955	—	26,955
Hong Kong	—	13,247	—	13,247
India	4,825	—	—	4,825
Indonesia	—	2,207	—	2,207
Ireland	—	4,138	—	4,138
Japan	—	55,316	—	55,316
Netherlands	—	13,104	—	13,104
Peru	2,178	—	—	2,178
Russia	—	3,957	—	3,957
Singapore	—	1,870	—	1,870
South Africa	—	4,258	—	4,258
South Korea	—	10,262	—	10,262
Spain	—	7,562	—	7,562
Sweden	—	6,461	—	6,461
Switzerland	—	33,189	—	33,189
Taiwan	8,918	5,312	—	14,230
United Kingdom	—	18,309	—	18,309
United States	6,474	4,149	—	10,623
Right	191	—	—	191
Short-Term Investments
Repurchase Agreement	—	10,930	—	10,930
Money Market Fund	5,000	—	—	5,000
Time Deposit	—	556	—	556
Total	$59,690	$331,960	$—	$391,650

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.16%

Australia 4.44%

Auto Components 0.58%
GUD Holdings Ltd.	294,528	$2,350
Diversified Financial Services 0.74%
Omni Bridgeway Ltd.	906,228	2,966
Electric: Utilities 1.56%
AusNet Services	4,936,100	6,307
Food Products 1.01%
Costa Group Holdings Ltd.	1,917,452	4,074
Professional Services 0.55%
IPH Ltd.	415,373	2,201
Total Australia		17,898

Austria 3.73%

Banks 1.35%
BAWAG Group AG*†	148,122	5,438
Electronic Equipment, Instruments & Components 1.09%
AT&S Austria Technologie & Systemtechnik AG	232,688	4,401
Machinery 1.29%
ANDRITZ AG	155,638	5,225
Total Austria		15,064

Belgium 1.31%

Equity Real Estate Investment Trusts 0.78%
Warehouses De Pauw CVA	97,414	3,135
Wireless Telecommunication Services 0.53%
Orange Belgium SA	128,637	2,154
Total Belgium		5,289

Canada 1.86%

Aerospace & Defense 0.67%
CAE, Inc.	180,200	2,690
Paper & Forest Products 1.19%
Interfor Corp.*	414,600	4,813
Total Canada		7,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Chile 0.93%

Metals & Mining
Lundin Mining Corp.	670,000	$3,752

Denmark 1.39%

Machinery
FLSmidth & Co. A/S*	187,323	5,590

France 1.63%

Construction Materials 0.62%
Vicat SA	75,301	2,483
Health Care Providers & Services 1.01%
Korian SA*	99,525	4,080
Total France		6,563

Germany 7.42%

Biotechnology 0.95%
MorphoSys AG*	29,905	3,839
Industrial Conglomerates 1.67%
Rheinmetall AG	71,257	6,737
Life Sciences Tools & Services 1.60%
Gerresheimer AG	56,185	6,463
Media 0.66%
Stroeer SE & Co. KGaA (a)	39,032	2,673
Real Estate Management & Development 2.54%
LEG Immobilien AG*	27,426	3,824
PATRIZIA AG	234,313	6,423
		10,247
Total Germany		29,959

Hong Kong 4.40%

Auto Components 1.37%
Xinyi Glass Holdings Ltd.	3,770,000	5,531
Consumer Finance 0.33%
Sun Hung Kai & Co., Ltd.	3,381,000	1,305
Hotels, Restaurants & Leisure 0.91%
Melco International Development Ltd.	1,950,000	3,681
Pharmaceuticals 0.35%
SSY Group Ltd.	2,212,000	1,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Real Estate Management & Development 0.32%
Kerry Properties Ltd.	545,500	$1,298
Semiconductors & Semiconductor Equipment 0.66%
ASM Pacific Technology Ltd.	236,200	2,666
Textiles, Apparel & Luxury Goods 0.46%
Stella International Holdings Ltd.	1,918,432	1,866
Total Hong Kong		17,745

Iceland 1.23%

Machinery
Marel HF†	948,430	4,979

Ireland 3.92%

Equity Real Estate Investment Trusts 0.88%
Hibernia REIT plc	2,650,135	3,546
Health Care Providers & Services 1.32%
UDG Healthcare plc	575,900	5,347
Household Durables 0.42%
Glenveagh Properties plc*†	2,059,635	1,698
Information Technology Services 1.30%
Keywords Studios plc	209,923	5,227
Total Ireland		15,818

Italy 7.88%

Auto Components 1.38%
Freni Brembo SpA*	614,058	5,562
Capital Markets 1.80%
Anima Holding SpA†	1,609,034	7,259
Construction Materials 1.09%
Buzzi Unicem SpA	194,369	4,422
Diversified Financial Services 0.63%
doValue SpA*†(a)	231,033	2,542
Machinery 2.32%
IMA Industria Macchine Automatiche SpA*(a)	117,760	9,363
Textiles, Apparel & Luxury Goods 0.66%
Brunello Cucinelli SpA*	57,404	1,666
Salvatore Ferragamo SpA*	73,342	988
		2,654
Total Italy		31,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Japan 23.37%

Auto Components 0.93%
FCC Co., Ltd.	243,500	$3,768
Building Products 1.35%
Sanwa Holdings Corp.	636,300	5,453
Chemicals 0.66%
Kansai Paint Co., Ltd.	139,200	2,668
Construction & Engineering 1.95%
SHO-BOND Holdings Co. Ltd.	182,600	7,875
Distributors 1.20%
PALTAC Corp.	89,400	4,842
Electronic Equipment, Instruments & Components 3.40%
Azbil Corp.	319,500	10,651
Taiyo Yuden Co., Ltd.	96,500	3,059
		13,710
Entertainment 1.76%
Capcom Co., Ltd.	180,400	7,090
Equity Real Estate Investment Trusts 2.51%
GLP J-REIT	2,600	4,337
Nippon Prologis REIT, Inc.	1,673	5,775
		10,112
Food Products 1.07%
Nichirei Corp.	151,000	4,311
Information Technology Services 1.82%
BASE, Inc.*	37,800	2,332
TIS, Inc.	234,600	5,024
		7,356
Machinery 1.91%
CKD Corp.	153,900	2,970
OSG Corp.	347,800	4,739
		7,709
Professional Services 0.75%
TechnoPro Holdings, Inc.	59,100	3,020
Real Estate Management & Development 0.60%
Kenedix, Inc.	534,500	2,431
Software 0.82%
Money Forward, Inc.*	49,100	3,305
Specialty Retail 1.08%
Bic Camera, Inc.	336,400	3,390
United Arrows Ltd.	73,400	969
		4,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Thrifts & Mortgage Finance 0.44%
Aruhi Corp.	138,700	$1,784
Wireless Telecommunication Services 1.12%
Okinawa Cellular Telephone Co.	112,600	4,508
Total Japan		94,301

Netherlands 0.37%

Biotechnology
uniQure NV*	36,208	1,511

Norway 0.51%

Software
Pexip Holding ASA*	223,395	2,062

Portugal 1.60%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	2,241,381	6,448

South Korea 3.17%

Food & Staples Retailing 0.73%
GS Retail Co., Ltd.	103,000	2,973
Semiconductors & Semiconductor Equipment 0.98%
WONIK IPS Co., Ltd.*	121,920	3,947
Software 1.46%
Douzone Bizon Co. Ltd.	66,737	5,884
Total South Korea		12,804

Spain 2.24%

Containers & Packaging 1.29%
Vidrala SA	47,590	5,219
Professional Services 0.95%
Applus Services SA*	494,030	3,829
Total Spain		9,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Sweden 2.14%

Auto Components 0.83%
Dometic Group AB*†	343,004	$3,349
Commercial Services & Supplies 0.73%
Loomis AB*	123,442	2,949
Food & Staples Retailing 0.58%
Axfood AB	102,997	2,318
Total Sweden		8,616

Switzerland 5.41%

Airlines 0.85%
Wizz Air Holdings plc*†	82,268	3,450
Containers & Packaging 1.20%
SIG Combibloc Group AG*	276,589	4,839
Insurance 0.62%
Swiss Life Holding AG*	6,842	2,501
Life Sciences Tools & Services 1.50%
Tecan Group AG	14,397	6,038
Machinery 1.24%
Sulzer AG	60,459	5,013
Total Switzerland		21,841

Taiwan 1.84%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	501,000	6,392
Visual Photonics Epitaxy Co., Ltd.	356,000	1,052
		7,444

United Arab Emirates 1.18%

Information Technology Services
Network International Holdings plc*†	901,185	4,757

United Kingdom 12.72%

Aerospace & Defense 0.43%
Senior plc	2,558,219	1,737
Beverages 1.16%
Britvic plc	451,277	4,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Capital Markets 1.20%
Man Group plc	3,008,728	$4,854
Construction Materials 1.33%
Breedon Group plc*	5,413,953	5,386
Consumer Finance 0.27%
Arrow Global Group plc	1,079,979	1,069
Equity Real Estate Investment Trusts 0.53%
UNITE Group plc (The)*	174,039	2,136
Insurance 1.75%
Lancashire Holdings Ltd.	695,702	7,042
Internet & Direct Marketing Retail 1.04%
ASOS plc*	95,969	4,198
Machinery 0.92%
Concentric AB*	216,977	3,711
Media 0.49%
S4 Capital plc*	442,072	1,996
Multi-Line Retail 1.57%
B&M European Value Retail SA	1,052,679	6,329
Pharmaceuticals 0.72%
Dechra Pharmaceuticals plc	77,533	2,885
Specialty Retail 0.56%
WH Smith plc	184,369	2,266
Trading Companies & Distributors 0.75%
Grafton Group plc Unit	361,137	3,024
Total United Kingdom		51,324

United States 2.47%

Exchange- Traded Funds
VanEck Vectors Junior Gold Miners	165,038	9,975
Total Common Stocks (cost $380,490,074)		392,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2020

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENTS 3.12%

Repurchase Agreement 0.44%

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $1,700,100 of U.S. Treasury Note at 2.25% due 4/30/2024; value: $1,841,686; proceeds: $1,805,488 (cost $1,805,488)	$1,806	$1,806

	Shares
Money Market Fund 2.41%

Fidelity Government Portfolio(b) (cost $9,721,765)	9,721,765	9,722

Time Deposit 0.27%

CitiBank N.A.(b) (cost $1,080,197)	1,080,197	1,080

Total Short-Term Investments (cost $12,607,450)		12,608

Total Investments in Securities 100.28% (cost $393,097,524)		404,701

Liabilities in Excess of Foreign Cash and Other Assets(c) (0.28)%		(1,132)

Net Assets 100.00%		$403,569

REIT	Real Estate Investment Trust.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2020, the total value of Rule 144A securities was $33,472, which represents 8.29% of net assets.
(a)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.
(c)	Liabilities in Excess of Foreign Cash and Other Assets net unrealized depreciation on Total return swaps as follows:

Open Total Return Swap Contracts at July 31, 2020:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Bank of America	MLEILAEN	1 Mo. LIBOR +.36%	94,118	Long	6/11/2021	$6,061,199	$5,990,846	$(70,353)

*	Merrill Lynch Custom Basket Index.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Canada	$7,503	$—	$—	$7,503
Chile	3,752	—	—	3,752
France	2,483	4,080	—	6,563
Ireland	8,773	7,045	—	15,818
Italy	13,571	18,231	—	31,802
Netherlands	1,511	—	—	1,511
Norway	2,062	—	—	2,062
Sweden	2,949	5,667	—	8,616
United Kingdom	8,451	42,873	—	51,324
United States	9,975	—	—	9,975
Remaining Countries	—	253,167	—	253,167
Short-Term Investments
Repurchase Agreement	—	1,806	—	1,806
Money Market Fund	9,722	—	—	9,722
Time Deposit	—	1,080	—	1,080
Total	$70,752	$333,949	$—	$404,701
Other Financial Instruments
Total Return Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(70)	—	(70)
Total	$—	$(70)	$—	$(70)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.18%

Australia 5.26%

Banks 1.57%
National Australia Bank Ltd.	592,902	$7,402
Capital Markets 0.92%
Macquarie Group Ltd.	49,085	4,314
Equity Real Estate Investment Trusts 0.97%
Goodman Group	376,125	4,573
Metals & Mining 1.80%
BHP Group Ltd.	322,014	8,478
Total Australia		24,767

Austria 1.31%

Banks
BAWAG Group AG*†	167,557	6,151

Belgium 2.26%

Beverages 1.36%
Anheuser-Busch InBev SA	117,682	6,390
Pharmaceuticals 0.90%
UCB SA	33,198	4,266
Total Belgium		10,656

Brazil 0.90%

Metals & Mining
Vale SA ADR	363,811	4,235

Canada 3.11%

Banks 1.05%
Royal Bank of Canada	71,400	4,925
Metals & Mining 0.78%
Lundin Mining Corp.	653,655	3,660
Oil, Gas & Consumable Fuels 1.28%
Pembina Pipeline Corp.	249,033	6,052
Total Canada		14,637

Chile 0.53%

Water Utilities
Aguas Andinas SA	7,164,165	2,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
China 4.31%

Banks 0.14%
China Construction Bank Corp. Class H	916,000	$668
Construction Materials 1.09%
China Resources Cement Holdings Ltd.	3,734,000	5,112
Internet & Direct Marketing Retail 1.11%
Alibaba Group Holding Ltd. ADR*	20,791	5,219
Oil, Gas & Consumable Fuels 1.00%
CNOOC Ltd.	4,478,000	4,727
Real Estate Management & Development 0.97%
Logan Group Co., Ltd.	2,640,000	4,575
Total China		20,301

France 15.60%

Aerospace & Defense 0.91%
Safran SA*	40,144	4,269
Banks 1.89%
Credit Agricole SA*	922,465	8,879
Building Products 1.50%
Cie de Saint-Gobain*	191,002	7,066
Construction & Engineering 1.30%
Vinci SA	71,011	6,112
Diversified Telecommunication Services 1.05%
Orange SA	422,875	4,956
Food Products 1.12%
Danone SA	78,617	5,262
Gas Utilities 0.78%
Rubis SCA	78,077	3,683
Insurance 1.56%
AXA SA	366,417	7,352
Multi-Utilities 1.25%
Engie SA*	443,476	5,908
Oil, Gas & Consumable Fuels 1.11%
Total SE	138,673	5,248
Pharmaceuticals 3.13%
Sanofi	140,200	14,721
Total France		73,456

Germany 10.72%

Air Freight & Logistics 1.81%
Deutsche Post AG Registered Shares*	210,124	8,529
Auto Components 0.97%
Continental AG	47,526	4,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Automobiles 1.37%
Volkswagen AG*	41,599	$6,477
Industrial Conglomerates 1.55%
Siemens AG Registered Shares	57,188	7,288
Insurance 2.04%
Allianz SE Registered Shares	46,249	9,595
Machinery 0.95%
KION Group AG	58,350	4,459
Media 0.67%
Stroeer SE & Co. KGaA (a)	46,005	3,150
Pharmaceuticals 0.52%
Bayer AG Registered Shares	37,002	2,458
Semiconductors & Semiconductor Equipment 0.84%
Infineon Technologies AG	154,639	3,943
Total Germany		50,490

Hong Kong 3.24%

Auto Components 1.16%
Xinyi Glass Holdings Ltd.	3,732,000	5,475
Electric: Utilities 0.87%
CK Infrastructure Holdings Ltd.	782,000	4,078
Real Estate Management & Development 1.21%
Kerry Properties Ltd.	2,396,000	5,702
Total Hong Kong		15,255

Italy 0.63%

Auto Components
Freni Brembo SpA (a)	326,964	2,961

Japan 16.20%

Automobiles 1.78%
Toyota Motor Corp.	141,200	8,382
Banks 1.63%
Sumitomo Mitsui Financial Group, Inc.	288,500	7,687
Beverages 1.35%
Asahi Group Holdings Ltd.	194,400	6,337
Building Products 1.48%
Sanwa Holdings Corp.	815,800	6,991
Diversified Financial Services 1.12%
ORIX Corp.	487,600	5,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Electronic Equipment, Instruments & Components 2.65%
Hitachi Ltd.	149,700	$4,484
TDK Corp.	71,800	7,994
		12,478
Household Durables 1.91%
Sony Corp.	115,500	8,974
Insurance 1.16%
Tokio Marine Holdings, Inc.	128,900	5,443
Trading Companies & Distributors 1.46%
ITOCHU Corp.	312,800	6,859
Wireless Telecommunication Services 1.66%
SoftBank Group Corp.	124,200	7,834
Total Japan		76,258

Macau 1.18%

Hotels, Restaurants & Leisure
Sands China Ltd.	1,462,000	5,574

Mexico 0.61%

Banks
Grupo Financiero Banorte SAB de CV	795,266	2,855

Netherlands 1.76%

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc Class A ADR(a)	278,221	8,294

New Zealand 1.13%

Diversified Telecommunication Services
Spark New Zealand Ltd.	1,616,820	5,299

Peru 0.45%

Banks
Credicorp Ltd.	16,648	2,117

Russia 1.26%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	87,115	5,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Singapore 0.78%

Electronic Equipment, Instruments & Components
Venture Corp. Ltd.	282,300	$3,687

South Africa 2.37%

Metals & Mining
Anglo American plc	461,028	11,161

South Korea 2.01%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	194,102	9,486

Sweden 1.13%

Commercial Services & Supplies 0.79%
Loomis AB*	155,141	3,707
Machinery 0.34%
Sandvik AB*	87,318	1,632
Total Sweden		5,339

Switzerland 6.79%

Capital Markets 1.95%
UBS Group AG	778,917	9,176
Insurance 1.89%
Swiss Life Holding AG*	7,113	2,599
Zurich Financial Services AG	17,086	6,319
		8,918
Pharmaceuticals 2.95%
Novartis AG Registered Shares	77,243	6,362
Roche Holding AG	21,696	7,515
		13,877
Total Switzerland		31,971

Taiwan 0.68%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	250,000	3,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 11.64%

Aerospace & Defense 1.10%
BAE Systems plc	809,581	$5,188
Hotels, Restaurants & Leisure 0.83%
GVC Holdings plc	451,842	3,910
Household Durables 1.05%
Persimmon plc*	157,592	4,920
Insurance 2.78%
Prudential plc	467,000	6,674
RSA Insurance Group plc	1,147,061	6,402
		13,076
Multi-Utilities 1.39%
National Grid plc	559,832	6,568
Pharmaceuticals 1.38%
AstraZeneca plc	58,966	6,515
Tobacco 2.24%
British American Tobacco plc	211,435	6,988
Imperial Brands plc	212,655	3,543
		10,531
Trading Companies & Distributors 0.87%
Ashtead Group plc	128,536	4,093
Total United Kingdom		54,801

United States 1.32%

Auto Components 0.79%
Lear Corp.	33,559	3,704
Trading Companies & Distributors 0.53%
Ferguson plc	28,323	2,497
Total United States		6,201
Total Common Stocks (cost $463,089,174)		457,570

Principal Amount (000)
SHORT-TERM INVESTMENTS 2.85%

Repurchase Agreement 1.83%

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $8,179,600 of U.S. Treasury Note at 2.00% due 4/30/2024; value: $8,781,569; proceeds: $8,609,366 (cost $8,609,366)	$8,609	8,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2020

Investments	Shares	U.S. $ Fair Value (000)
Money Market Fund 0.92%

Fidelity Government Portfolio(b) (cost $4,344,170)	4,344,170	$4,344

Time Deposit 0.10%

CitiBank N.A.(b) (cost $482,686)	482,686	483

Total Short-Term Investments (cost $13,436,222)		13,436

Total Investments in Securities 100.03% (cost $476,525,396)		471,006

Liabilities in Excess of Foreign Cash and Other Assets (0.03)%		(139)

Net Assets 100.00%		$470,867

ADR	American Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2020, the total value of Rule 144A securities was $6,151, which represents 1.31% of net assets.
(a)	All or a portion of this security was on loan to brokers at July 31, 2020.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$24,767	$—	$24,767
Austria	—	6,151	—	6,151
Belgium	—	10,656	—	10,656
Brazil	4,235	—	—	4,235
Canada	14,637	—	—	14,637
Chile	2,519	—	—	2,519
China	5,219	15,082	—	20,301
France	—	73,456	—	73,456
Germany	—	50,490	—	50,490
Hong Kong	—	15,255	—	15,255
Italy	—	2,961	—	2,961
Japan	—	76,258	—	76,258
Macau	—	5,574	—	5,574
Mexico	2,855	—	—	2,855
Netherlands	8,294	—	—	8,294
New Zealand	—	5,299	—	5,299
Peru	2,117	—	—	2,117
Russia	—	5,909	—	5,909
Singapore	—	3,687	—	3,687
South Africa	—	11,161	—	11,161
South Korea	—	9,486	—	9,486
Sweden	3,707	1,632	—	5,339
Switzerland	—	31,971	—	31,971
Taiwan	—	3,190	—	3,190
United Kingdom	—	54,801	—	54,801
United States	3,704	2,497	—	6,201
Short-Term Investments
Repurchase Agreement	—	8,609	—	8,609
Money Market Fund	4,344	—	—	4,344
Time Deposit	—	483	—	483
Total	$51,631	$419,375	$—	$471,006

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.99%

Aerospace & Defense 0.92%

AeroVironment, Inc.*	11,445	$876

Biotechnology 18.03%

Adaptimmune Therapeutics plc ADR*	91,727	858
Alector, Inc.*	23,505	368
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	54,482	770
Beam Therapeutics, Inc.*(b)	25,786	499
Black Diamond Therapeutics, Inc.*	22,240	619
Castle Biosciences, Inc.*	20,095	778
ChemoCentryx, Inc.*	9,742	513
Coherus Biosciences, Inc.*	21,282	374
Deciphera Pharmaceuticals, Inc.*	10,390	482
Denali Therapeutics, Inc.*	21,708	508
Eidos Therapeutics, Inc.*	19,199	770
Insmed, Inc.*	31,016	810
Karuna Therapeutics, Inc.*	10,422	853
Krystal Biotech, Inc.*	17,168	709
Myovant Sciences Ltd. (United Kingdom)*(a)	76,712	1,166
REVOLUTION Medicines, Inc.*	13,627	329
Rocket Pharmaceuticals, Inc.*	46,923	1,104
Stoke Therapeutics, Inc.*	16,392	413
TG Therapeutics, Inc.*	84,443	1,653
Turning Point Therapeutics, Inc.*	17,840	1,057
Twist Bioscience Corp.*	31,173	1,747
Veracyte, Inc.*	21,152	754
Total		17,134

Capital Markets 1.13%

Assetmark Financial Holdings, Inc.*	38,486	1,072

Commercial Services & Supplies 1.08%

Montrose Environmental Group, Inc.*	47,108	1,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2020

Investments	Shares	Fair Value (000)
Communications Equipment 3.86%

AudioCodes Ltd. (Ireland)(a)	21,028	$759
Calix, Inc.*	142,104	2,915
Total		3,674

Construction & Engineering 0.49%

Ameresco, Inc. Class A*	16,743	463

Diversified Financial Services 0.93%

Insurance Acquisition Corp. Class A*	44,452	476
Landcadia Holdings II, Inc. Class A*	35,330	406
Total		882

Electrical Equipment 0.83%

Vivint Solar, Inc.*	38,857	790

Electronic Equipment, Instruments & Components 1.68%

nLight, Inc.*	42,166	977
Wrap Technologies, Inc.*(b)	62,871	616
Total		1,593

Entertainment 0.84%

Glu Mobile, Inc.*	43,439	410
LiveXLive Media, Inc.*(b)	127,330	386
Total		796

Food Products 1.04%

Vital Farms, Inc.*	28,118	991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2020

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 13.22%

Axonics Modulation Technologies, Inc.*(b)	48,519	$2,055
CryoPort, Inc.*(b)	35,196	1,166
GenMark Diagnostics, Inc.*	85,500	1,527
Inari Medical, Inc.*	18,172	1,022
iRhythm Technologies, Inc.*	7,028	875
OrthoPediatrics Corp.*	35,089	1,480
Shockwave Medical, Inc.*	19,883	981
Silk Road Medical, Inc.*	58,524	2,719
Tactile Systems Technology, Inc.*	18,000	738
Total		12,563

Health Care Providers & Services 0.86%

Ontrak, Inc.*(b)	21,489	822

Health Care Technology 3.22%

Health Catalyst, Inc.*	24,756	864
Inspire Medical Systems, Inc.*	16,893	1,678
Simulations Plus, Inc.	7,380	520
Total		3,062

Hotels, Restaurants & Leisure 1.56%

GAN Ltd. (United Kingdom)*(a)	16,733	324
Papa John’s International, Inc.	12,243	1,159
Total		1,483

Household Durables 3.66%

LGI Homes, Inc.*	20,323	2,319
Sonos, Inc.*	72,743	1,164
Total		3,483

Information Technology Services 3.09%

Endava plc ADR*	13,176	680
I3 Verticals, Inc. Class A*	14,626	354
Limelight Networks, Inc.*	303,948	1,906
Total		2,940

Insurance 2.66%

Goosehead Insurance, Inc. Class A*	12,941	1,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2020

Investments	Shares	Fair Value (000)
Insurance (continued)

Trupanion, Inc.*(b)	23,501	$1,189
Total		2,526

Interactive Media & Services 2.02%

EverQuote, Inc. Class A*	35,179	1,916

Internet & Direct Marketing Retail 7.07%

1-800-Flowers.com, Inc. Class A*	29,816	842
Fiverr International Ltd. (Israel)*(a)	37,834	3,535
Magnite, Inc.*	85,368	513
RealReal, Inc. (The)*	72,160	984
Stamps.com, Inc.*	3,250	846
Total		6,720

Internet Software & Services 0.74%

Cardlytics, Inc.*	10,526	699

Leisure Products 2.58%

Malibu Boats, Inc. Class A*	41,732	2,453

Life Sciences Tools & Services 2.48%

Berkeley Lights, Inc.*	3,870	232
NanoString Technologies, Inc.*	30,759	1,111
Quanterix Corp.*	31,535	1,019
Total		2,362

Machinery 6.32%

Chart Industries, Inc.*	27,210	1,865
Evoqua Water Technologies Corp.*	61,288	1,178
Federal Signal Corp.	27,268	843
Shyft Group, Inc. (The)	57,036	1,077
SPX Corp.*	24,906	1,046
Total		6,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2020

Investments	Shares	Fair Value (000)
Personal Products 1.41%

elf Beauty, Inc.*	75,242	$1,344

Pharmaceuticals 0.70%

Pliant Therapeutics, Inc.*	28,432	662

Real Estate Management & Development 0.79%

Redfin Corp.*	17,993	748

Semiconductors & Semiconductor Equipment 4.61%

CEVA, Inc.*	37,850	1,521
Ichor Holdings Ltd.*	47,584	1,562
Impinj, Inc.*	15,873	375
Rambus, Inc.*	62,811	927
Total		4,385

Software 9.62%

8x8, Inc.*	37,592	598
Agilysys, Inc.*	38,967	817
CERENCE, Inc.*	87,753	3,480
Rapid7, Inc.*	10,233	610
Sprout Social, Inc. Class A*	57,046	1,648
SVMK, Inc.*	28,948	694
Telenav, Inc.*	81,283	421
Upland Software, Inc.*	25,549	879
Total		9,147

Specialty Retail 2.55%

National Vision Holdings, Inc.*	21,823	698
Sleep Number Corp.*	37,077	1,724
Total		2,422

Total Common Stocks (cost $65,126,267)		95,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 8.24%

Repurchase Agreement 2.60%

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $2,329,800 of U.S. Treasury Note at 2.25% due 4/30/2024; value: $2,523,828; proceeds: $2,474,256 (cost $2,474,256)	$2,474	$2,474

	Shares
Money Market Fund 5.07%

Fidelity Government Portfolio(c) (cost $4,822,002)	4,822,002	4,822

Time Deposit 0.57%

CitiBank N.A.(c) (cost $535,778)	535,778	536

Total Short-Term Investments (cost $7,832,036)		7,832

Total Investments in Securities 108.23% (cost $72,958,303)		102,874

Liabilities in Excess of Other Assets (8.23)%		(7,826)

Net Assets 100.00%		$95,048

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$95,042	$—	$—	$95,042
Short-Term Investments
Repurchase Agreement	—	2,474	—	2,474
Money Market Fund	4,822	—	—	4,822
Time Deposit	—	536	—	536
Total	$99,864	$3,010	$—	$102,874

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.76%

Aerospace & Defense 0.25%

Teledyne Technologies, Inc.*	11,770	$3,610

Auto Components 4.65%

Dorman Products, Inc.*	246,370	20,141
LCI Industries	186,345	23,442
Lear Corp.	209,841	23,162
Total		66,745

Banks 5.15%

Bank of Hawaii Corp.	301,327	17,064
East West Bancorp, Inc.	399,535	13,848
First Republic Bank	186,448	20,971
SVB Financial Group*	98,184	22,020
Total		73,903

Beverages 0.93%

Primo Water Corp.	943,968	13,414

Building Products 6.52%

A.O. Smith Corp.	534,242	25,718
Allegion plc (Ireland)(a)	218,287	21,711
Masonite International Corp.*	176,124	14,856
Simpson Manufacturing Co., Inc.	324,996	31,382
Total		93,667

Capital Markets 1.91%

Ares Capital Corp.	1,332,893	18,794
Hamilton Lane, Inc. Class A	119,146	8,607
Total		27,401

Chemicals 4.37%

Avient Corp.	654,622	15,645
Axalta Coating Systems Ltd.*	1,049,358	23,296
Valvoline, Inc.	1,162,112	23,847
Total		62,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2020

Investments	Shares	Fair Value (000)
Consumer Finance 1.48%

Discover Financial Services	430,909	$21,300

Containers & Packaging 1.54%

Avery Dennison Corp.	195,403	22,147

Electric: Utilities 3.10%

IDACORP, Inc.	242,382	22,602
Portland General Electric Co.	497,067	21,936
Total		44,538

Electrical Equipment 3.10%

Acuity Brands, Inc.	262,742	26,038
Generac Holdings, Inc.*	116,798	18,405
Total		44,443

Electronic Equipment, Instruments & Components 3.38%

FLIR Systems, Inc.	596,160	24,836
Littelfuse, Inc.	133,040	23,634
Total		48,470

Equity Real Estate Investment Trusts 5.03%

Alexandria Real Estate Equities, Inc.	153,518	27,257
First Industrial Realty Trust, Inc.	592,936	26,042
UDR, Inc.	520,536	18,843
Total		72,142

Health Care Equipment & Supplies 7.20%

Cooper Cos., Inc. (The)	56,512	15,989
Hill-Rom Holdings, Inc.	200,698	19,512
NuVasive, Inc.*	388,185	22,181
STERIS plc	162,984	26,017
Varian Medical Systems, Inc.*	138,115	19,712
Total		103,411

Health Care Providers & Services 2.39%

Encompass Health Corp.	201,927	13,747
Molina Healthcare, Inc.*	111,551	20,604
Total		34,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2020

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 1.52%

Dunkin’ Brands Group, Inc.	316,833	$21,776

Industrial Conglomerates 1.22%

Carlisle Cos., Inc.	147,588	17,575

Information Technology Services 7.36%

Amdocs Ltd.	176,426	10,956
Booz Allen Hamilton Holding Corp.	294,461	24,075
EPAM Systems, Inc.*	44,887	13,021
Euronet Worldwide, Inc.*	208,711	20,066
Jack Henry & Associates, Inc.	121,628	21,686
MAXIMUS, Inc.	213,840	15,869
Total		105,673

Insurance 5.62%

Arch Capital Group Ltd.*	275,785	8,480
Brown & Brown, Inc.	239,721	10,900
Globe Life, Inc.	163,864	13,044
Hanover Insurance Group, Inc. (The)	208,338	21,226
RenaissanceRe Holdings Ltd.	149,548	26,975
Total		80,625

Internet Software & Services 0.91%

TechTarget, Inc.*	360,871	13,096

Leisure Products 1.69%

Malibu Boats, Inc. Class A*	411,508	24,188

Life Sciences Tools & Services 6.82%

Bio-Techne Corp.	80,237	22,078
Charles River Laboratories International, Inc.*	164,594	32,753
ICON plc (Ireland)*(a)	91,117	16,898
PerkinElmer, Inc.	220,729	26,247
Total		97,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2020

Investments	Shares	Fair Value (000)
Machinery 1.91%

Allison Transmission Holdings, Inc.	283,126	$10,578
Crane Co.	297,795	16,846
Total		27,424

Media 0.50%

Interpublic Group of Cos., Inc. (The)	399,893	7,218

Metals & Mining 1.49%

Reliance Steel & Aluminum Co.	217,429	21,364

Multi-Utilities 1.51%

NorthWestern Corp.	384,032	21,606

Oil, Gas & Consumable Fuels 1.52%

Cabot Oil & Gas Corp.	395,300	7,392
Par Pacific Holdings, Inc.*	832,169	6,166
Parsley Energy, Inc. Class A	746,873	8,201
Total		21,759

Real Estate Management & Development 0.85%

Marcus & Millichap, Inc.*	447,800	12,198

Road & Rail 3.00%

Landstar System, Inc.	246,700	30,043
Saia, Inc.*	109,251	13,050
Total		43,093

Semiconductors & Semiconductor Equipment 5.87%

Entegris, Inc.	466,259	33,529
Monolithic Power Systems, Inc.	99,267	26,307
Teradyne, Inc.	275,333	24,493
Total		84,329

Software 2.81%

Fair Isaac Corp.*	56,968	25,020
Synopsys, Inc.*	76,654	15,271
Total		40,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2020

Investments	Shares	Fair Value (000)
Specialty Retail 2.72%

Burlington Stores, Inc.*	133,443	$25,087
Williams-Sonoma, Inc.	160,266	13,963
Total		39,050

Textiles, Apparel & Luxury Goods 1.44%

Columbia Sportswear Co.	272,248	20,647

Total Common Stocks (cost $1,231,825,354)		1,432,218

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.15%

Repurchase Agreement

Repurchase Agreement dated 7/31/2020, 0.00% due 8/3/2020 with Fixed Income Clearing Corp. collateralized by $2,011,600 of U.S. Treasury Inflation Index Note at 0.00% due 07/15/2030; value: $2,243,532; proceeds: $2,199,459 (cost $2,199,459)	$2,199	2,199

Total Investments in Securities 99.91% (cost $1,234,024,813)		1,434,417

Cash and Other Assets in Excess of Liabilities 0.09%		1,277

Net Assets 100.00%		$1,435,694

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,432,218	$—	$—	$1,432,218
Short-Term Investment
Repurchase Agreement	—	2,199	—	2,199
Total	$1,432,218	$2,199	$—	$1,434,417

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Durable Growth Fund (“Durable Growth Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Research Fund (“Global Equity Research Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotes from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Funds’ agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2020, the collateral received and market value of securities loaned for the Funds was as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Growth Leader Fund	$19,204,395	$20,365,500
International Equity Fund	5,346,287	5,556,067
International Opportunities Fund	9,462,265	10,801,962
International Value Fund	4,632.673	4,826,856
Micro-Cap Growth Fund	5,083,495	5,357,780

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended July 31, 2020:

Alpha Strategy Fund
Affiliated Issuer	Balance of Shares Held at 10/31/2019	Gross Additions	Gross Sales	Balance of Shares Held at 07/31/2020	Fair Value at 07/31/2020	Net Realized Gain 11/1/2019 to 07/31/2020		Dividend Income 11/1/2019 to 07/31/2020	Change in Appreciation (Depreciation) 11/1/2019 to 07/31/2020
Lord Abbett Developing Growth Fund, Inc. - Class I	6,293,405	1,219,795	(3,061,488)	4,451,712	$135,777,210	$32,226,298	(a)	$—	$6,225,064
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	3,528,280	778,098	(867,994)	3,438,384	67,323,567	5,258,490	(b)	—	(17,609,628)
Lord Abbett Securities Trust - International Opportunities Fund - Class I	11,395,952	305,386	(3,392,393)	8,308,945	132,860,027	5,728,116		2,763,597	(14,314,188)
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,576,731	935,326	(2,756,987)	3,755,070	68,417,384	17,464,394	(c)	—	7,587,626
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	8,905,270	1,831,642	(1,821,334)	8,915,578	134,001,143	(5,365,208)	(d)	880,426	(25,672,884)
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	9,590,809	1,363,372	(3,247,000)	7,707,181	134,721,527	7,756,232	(e)	1,099,546	(11,047,373)
Total					$673,100,858	$63,068,322		$4,743,569	$(54,831,383)

(a)	Includes $28,247,947 of distributed capital gains.
(b)	Includes $13,929,615 of distributed capital gains.
(c)	Includes $13,216,296 of distributed capital gains.
(d)	Includes $25,232,472 of distributed capital gains.
(e)	Includes $18,946,901 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2020, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.-Class I	20.17%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund -Class I	19.91%
Lord Abbett Securities Trust-Focused Small-Cap Value Fund-Class I	10.00%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	19.74%
Lord Abbett Securities Trust-Micro-Cap Growth Fund-Class I	10.16%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	20.02%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2020, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Inphi Corp.	2.71%
Five9, Inc.	2.21%
Redfin Corp.	2.20%
LGI Homes, Inc.	1.98%
Fiverr International Ltd. (Israel)	1.90%
SVMK, Inc.	1.88%
Wingstop, Inc.	1.85%
Generac Holdings, Inc.	1.74%
Stamps.com, Inc.	1.71%
Inspire Medical Systems, Inc.	1.66%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.91%
Consumer Staples	3.05%
Financial Services	2.41%
Health Care	28.12%
Industrials	11.23%
Information Technology	27.85%
Real Estate	2.15%
Money Market Fund (a)	2.01%
Technology	0.58%
Repurchase Agreement	2.69%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Masonite International Corp.	4.41%
Hillenbrand, Inc.	3.98%
Malibu Boats, Inc. Class A	3.47%
Bancorp, Inc. (The)	3.15%
Spectrum Brands Holdings, Inc.	2.99%
Brightsphere Investment Group, Inc.	2.98%
Thor Industries, Inc.	2.92%
Beacon Roofing Supply, Inc.	2.84%
Columbus McKinnon Corp.	2.81%
Ichor Holdings Ltd.	2.71%

Holdings by Sector*	% of Investments
Communication Services	2.65%
Consumer Discretionary	10.06%
Consumer Staples	3.00%
Energy	4.29%
Financial Services	31.16%
Health Care	2.67%
Industrials	22.56%
Information Technology	6.88%
Materials	10.13%
Real Estate	5.59%
Repurchase Agreement	1.01%
Total	100.00%

*	A sector may comprise several industries.

International Opportunities Fund

Ten Largest Holdings	% of Investments
Azbil Corp.	2.70%
VanEck Vectors Junior Gold Miners	2.53%
IMA Industria Macchine Automatiche SpA	2.38%
SHO-BOND Holdings Co. Ltd.	2.00%
Anima Holding SpA	1.84%
Capcom Co., Ltd.	1.80%
Lancashire Holdings Ltd.	1.79%
Rheinmetall AG	1.71%
Gerresheimer AG	1.64%
REN - Redes Energeticas Nacionais SGPS SA	1.64%

Holdings by Sector*	% of Investments
Communication Services	4.68%
Consumer Discretionary	13.32%
Consumer Staples	4.66%
Financial Services	11.86%
Health Care	8.01%
Industrials	21.47%
Information Technology	15.42%
Materials	8.53%
Real Estate	8.35%
Utilities	3.24%
Repurchase Agreement	0.46%
Total	100.00%

*	A sector may comprise several industries.

Micro-Cap Growth Fund

Ten Largest Holdings	% of Investments
Fiverr International Ltd.	3.63%
CERENCE, Inc.	3.57%
Calix, Inc.	2.99%
Silk Road Medical, Inc.	2.79%
Malibu Boats, Inc. Class A	2.52%
LGI Homes, Inc.	2.38%
Axonics Modulation Technologies, Inc.	2.11%
EverQuote, Inc. Class A	1.96%
Limelight Networks, Inc.	1.95%
Chart Industries, Inc.	1.91%
Total

Holdings by Sector*	% of Investments
Communication Services	2.64%
Consumer Discretionary	16.10%
Consumer Staples	2.27%
Financial Services	4.35%
Health Care	35.58%
Industrials	8.91%
Information Technology	21.81%
Real Estate	0.73%
Money Market Fund(a)	5.21%
Repurchase Agreement	2.40%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Brightsphere Investment Group, Inc.	2.35%
Bancorp, Inc. (The)	2.35%
Masonite International Corp.	2.13%
Malibu Boats, Inc. Class A	2.09%
STAG Industrial, Inc.	2.09%
Hillenbrand, Inc.	2.04%
Ichor Holdings Ltd.	2.04%
Spectrum Brands Holdings, Inc.	1.97%
First Industrial Realty Trust	1.94%
AMN Healthcare Services	1.87%

Holdings by Sector*	% of Investments
Communication Services	1.06%
Consumer Discretionary	9.40%
Consumer Staples	3.29%
Energy	3.88%
Financial Services	27.04%
Health Care	5.75%
Industrials	17.01%
Information Technology	9.82%
Materials	7.11%
Real Estate	10.09%
Utilities	5.55%
Total	100.00%

*	A sector may comprise several industries.

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Entegris, Inc.	2.34%
Charles River Laboratories International, Inc.	2.28%
Simpson Manufacturing Co., Inc.	2.19%
Landstar System, Inc.	2.09%
Alexandria Real Estate Equities, Inc.	1.90%
RenaissanceRe Holdings Ltd.	1.88%
Monolithic Power Systems, Inc.	1.83%
PerkinElmer, Inc.	1.83%
First Industrial Realty Trust, Inc.	1.82%
Acuity Brands, Inc.	1.82%

Holdings by Sector*	% of Investments
Communication Services	0.50%
Consumer Discretionary	12.02%
Consumer Staples	0.94%
Energy	1.52%
Financial Services	14.17%
Health Care	16.43%
Industrials	16.02%
Information Technology	20.35%
Materials	7.41%
Real Estate	5.88%
Utilities	4.61%
Repurchase Agreement	0.15%
Total	100.00%

*	A sector may comprise several industries.